Summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
	Method	Rate
Computers	Declining balance	30%
Furniture and equipment	Declining balance	30%
Right-of-use asset	Straight-line	over remaining 21 month lease term